GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Revenues) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 16,373	$ 15,626	$ 10,767
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	9,929	7,837	5,835
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,976	2,185	1,014
Netherland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,668	1,633	9
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	1,513	1,878	2,691
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,287	$ 2,093	$ 1,218